Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Real estate securities, available-for-sale - Note 6	$ 984,263	[1]	$ 1,691,575	[1]
Real estate related and other loans, held-for-sale, net - Note 7	437,530		843,132
Residential mortgage loans, held-for-investment, net - Note 7	255,450		292,461
Residential mortgage loans, held-for-sale, net - Note 7	2,185		2,471
Subprime mortgage loans subject to call option - Note 7	406,217		405,814
Investments in senior housing real estate, net of accumulated depreciation - Note 9	1,362,900		162,801
Investments in other real estate, net of accumulated depreciation - Note 10	266,170		6,672
Intangibles, net of accumulated amortization - Note 12	199,725		19,086
Other investments	25,468		24,907
Cash and cash equivalents	74,133		231,898
Restricted cash	5,889		2,064
Receivables and other assets	141,887		17,362
Assets of discontinued operations	690,746		245,069
Total Assets	4,852,563		3,945,312
Liabilities
CDO bonds payable - Note 14	544,525		1,091,354
Other bonds and notes payable - Note 14	230,279		183,390
Repurchase agreements - Note 14	556,347		929,435
Mortgage notes payable - Note 14	1,076,828		120,525
Credit facilities, golf - Note 14	152,498
Financing of subprime mortgage loans subject to call option - Note 7	406,217		405,814
Junior subordinated notes payable - Note 14	51,237		51,243
Dividends Payable	36,075		38,884
Accounts payable, accrued expenses and other liabilities	277,166		51,127
Liabilities of discontinued operations	295,267		480
Total Liabilities	3,626,439		2,872,252
Commitments and contingencies - Notes 16, 17 and 18
Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized, 1,347,321 shares of 9.75% Series B Cumulative Redeemable Preferred Stock, 496,000 shares of 8.05% Series C Cumulative Redeemable Preferred Stock, and 620,000 shares of 8.375% Series D Cumulative Redeemable Preferred Stock, liquidation preference $25.00 per share, issued and outstanding as of December 31, 2013 and December 31, 2012	61,583		61,583
Common stock, $0.01 par value, 1,000,000,000 and 500,000,000 shares authorized, 351,453,495 and 172,525,645 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	3,515		1,725
Additional paid-in capital	2,970,786		1,710,083
Accumulated deficit	(1,947,913)		(771,095)
Accumulated other comprehensive income - Note 2	76,874		70,764
Total Newcastle Stockholders' Equity	1,164,845		1,073,060
Noncontrolling interests	61,279
Total Equity	1,226,124		1,073,060
Total Liabilities and Equity	4,852,563		3,945,312
Non Recourse VIE Financing Structures
Assets:
Real estate securities, available-for-sale - Note 6	426,695		567,685
Real estate related and other loans, held-for-sale, net - Note 7	437,530		813,301
Residential mortgage loans, held-for-investment, net - Note 7	223,628		292,461
Subprime mortgage loans subject to call option - Note 7	406,217		405,814
Investments in other real estate, net of accumulated depreciation - Note 10	6,597		6,672
Other investments	19,308		18,883
Restricted cash	2,377		2,064
Receivables and other assets	3,727		7,535
Total Assets	1,526,079		2,114,415
Liabilities
CDO bonds payable - Note 14	544,525		1,091,354
Other bonds and notes payable - Note 14	230,279		183,390
Repurchase agreements - Note 14			4,244
Financing of subprime mortgage loans subject to call option - Note 7	406,217		405,814
Derivative liabilities	13,795		31,576
Accounts payable, accrued expenses and other liabilities	6,766		8,365
Total Liabilities	$ 1,201,582		$ 1,724,743

[1]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.